Intangibles Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Intangibles Assets (Tables) [Line Items]
Schedule of intangible assets

		(in thousands)
As of June 30, 2022	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$297	$118	$179
Talent acquisition	2 - 3 years	1,022	350	672

Intangible assets, net		$1,319	$468	$851

		(in thousands)
As of December 31, 2021	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$211	$75	$136
Talent acquisition	2 - 3 years	1,653	1,051	602

Intangible assets, net		$1,864	$1,126	$738

		(in thousands)
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
As of December 31, 2021
Website development	3 years	$211	$75	$136
Talent acquisition	2 – 3 years	1,653	1,051	602

Intangible assets, net		$1,864	$1,126	$738

		(in thousands)
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
As of December 31, 2020
Website development	3 years	$123	$15	$108
Talent acquisition	2 years	901	572	329

Intangible assets, net		$1,024	$587	$437

Schedule of estimated future amortization of intangible assets

Years ending December 31,	(in thousands)
2022 (remainder)	$262
2023	358
2024	213
2025	18

Total future amortization of amortizable intangible assets	$851

(in thousands)
Years ending December 31,
2022	$379
2023	265
2024	94

Total future amortization of amortizable intangible assets	$738